Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000030200 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030200 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030200 | High Yield Core Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030200 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030200 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030200 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030200 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030200 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000030200 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000030200 | U.S Treasury
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000030202 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030202 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030202 | High Yield Core Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030202 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030202 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030202 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030202 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030202 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000030202 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000030202 | U.S Treasury
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000030204 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030204 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030204 | High Yield Core Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030204 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030204 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030204 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030204 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030204 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000030204 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000030204 | U.S Treasury
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000030203 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030203 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030203 | High Yield Core Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030203 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030203 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030203 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030203 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030203 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000030203 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000030203 | U.S Treasury
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000157740 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000157740 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000157740 | High Yield Core Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157740 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000157740 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000157740 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000157740 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000157740 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000157740 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000157740 | U.S Treasury
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000030199 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030199 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030199 | High Yield Core Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030199 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030199 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030199 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030199 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030199 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000030199 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000030199 | U.S Treasury
Holdings [Line Items]
Percent of Net Asset Value	33.60%